Cover	Dec. 26, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 7
Entity Registrant Name	WISDOMTREE BITCOIN FUND
Entity Central Index Key	0001850391
Entity Tax Identification Number	99-6119726
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 West 34th Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	(866)
Local Phone Number	909-9473
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false